                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES


Investment Company Act file number:  811-08645


                    Integrity Life Insurance Co. Sep Acct Ten
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   515 W. Market Street, Louisville, KY 40202
--------------------------------------------------------------------------------
        (Address of principal executive offices)           (Zip Code)

                                 Don W. Cummings
                        Integrity Life Insurance Company
                              515 W. Market Street
                              Louisville, KY 40202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (502) 582-7900

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2003



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                              Separate Account Ten

                                       of

                        Integrity Life Insurance Company

                               Semi-Annual Report

                                  June 30, 2003


                                    Contents

President's Letter                                                                1
Financial Statements, Financial Highlights, and Schedules of Investments:
    Select Ten Plus Division - March                                              2
    Select Ten Plus Division - June                                               6
    Select Ten Plus Division - September                                         10
    Select Ten Plus Division - December                                          14
Notes to Financial Statements                                                    18


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                  515 West Market Street
[INTEGRITY(SM) LIFE INSURANCE COMPANY LOGO]       Louisville Kentucky 40202-3333

July 21, 2003


Dear Unit Holders:

Enclosed is the Separate Account Ten of Integrity Life Insurance Company semi-annual report for the six months ended June 30, 2003. The report includes details on the investment holdings of the March, June, September, and December Divisions of Separate Account Ten as of June 30, 2003, as well as other pertinent financial information.

Separate Account Ten follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy". Separate Account Ten is dedicated to assisting you in achieving your long-term investment goals.

DIVISION                                         SEPARATE ACCOUNT RETURN        DOW JONES INDUSTRIAL AVERAGE
--------                                         -----------------------        ----------------------------
Select Ten Plus Division - March
      For the Six Months Ended June 30, 2003             12.93%                            7.72%
      For the Year Ended June 30, 2003                    4.90%                           (2.79%)

Select Ten Plus Division - June
      For the Six Months Ended June 30, 2003              7.23%                            7.72%
      For the Year Ended June 30, 2003                   (2.57%)                          (2.79%)

Select Ten Plus Division - September
      For the Six Months Ended June 30, 2003              8.84%                            7.72%
      For the Year Ended June 30, 2003                    0.23%                           (2.79%)

Select Ten Plus Division - December
      For the Six Months Ended June 30, 2003              6.12%                            7.72%
      For the Year Ended June 30, 2003                   (3.08%)                          (2.79%)

Thank you for your confidence. If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,


/S/ Don W. Cummings

Don W. Cummings
President, Separate Account Ten of Integrity Life Insurance Company

A WESTERN-SOUTHERN ENTERPRISE COMPANY

                        Select Ten Plus Division - March

                       Statement of Assets and Liabilities

                                                                                    JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                   ---------------
ASSETS
  Investments in securities, at value
    (cost $4,014,432) - See accompanying schedule                                  $     3,799,189
  Cash                                                                                         312
  Dividends receivable                                                                      21,859
  Due from investment advisor                                                                8,037
                                                                                   ---------------
TOTAL ASSETS                                                                             3,829,397

LIABILITIES
  Accrued expenses                                                                          16,761
  Payable for fund shares repurchased                                                          350
                                                                                   ---------------
TOTAL LIABILITIES                                                                           17,111
                                                                                   ---------------

NET ASSETS                                                                         $     3,812,286
                                                                                   ===============

UNIT VALUE, offering and redemption price per unit                                 $         10.39
                                                                                   ===============

Units outstanding                                                                          366,901
                                                                                   ===============

                             Statement of Operations

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                    JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                   ---------------
INVESTMENT INCOME
   Dividends                                                                       $        73,470

EXPENSES
   Mortality and expense risk and administrative charges                                    23,322
   Investment advisory and management fees                                                   8,638
   Custody and accounting expenses                                                          10,681
   Professional fees                                                                         5,680
   Directors' fees and expenses                                                              1,537
   Printing and filing fees                                                                  1,488
   Errors and omissions insurance                                                               92
   Other expenses                                                                              123
                                                                                   ---------------
     Total expenses before reimbursement                                                    51,561
     Less: expense reimbursement                                                           (13,554)
                                                                                   ---------------
     Net expenses                                                                           38,007
                                                                                   ---------------
Net investment income                                                                       35,463

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                       (130,026)
   Net unrealized appreciation during
     the period on investments                                                             518,801
                                                                                   ---------------
Net realized and unrealized gain                                                           388,775
                                                                                   ---------------

Net increase in net assets resulting from operations                               $       424,238
                                                                                   ===============

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                       Statements of Changes in Net Assets

                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2003        YEAR ENDED
                                                                           (UNAUDITED)      DECEMBER 31, 2002
                                                                         ---------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                 $        35,463    $          56,869
   Net realized gain (loss) on investments                                      (130,026)             140,519
   Net unrealized appreciation (depreciation) during
     the period on investments                                                   518,801             (515,671)
                                                                         ---------------    -----------------
   Net increase (decrease) in net assets
     resulting from operations                                                   424,238             (318,283)

Contract related transactions:
   Contributions from contract holders
     (25,147 and 24,309 units, respectively)                                     218,744              261,314
   Cost of units redeemed (52,401 and
     30,286 units, respectively)                                                (457,252)            (296,568)
                                                                         ---------------    -----------------
   Net decrease in net assets
     resulting from unit transactions                                           (238,508)             (35,254)
                                                                         ---------------    -----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                          185,730             (353,537)

NET ASSETS
Beginning of period                                                            3,626,556            3,980,093
                                                                         ---------------    -----------------

End of period                                                            $     3,812,286    $       3,626,556
                                                                         ===============    =================

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                              Financial Highlights

                                     SIX MONTHS                                                                 MARCH 31, 1999
                                       ENDED                                                                   (COMMENCEMENT OF
                                   JUNE 30, 2003      YEAR ENDED         YEAR ENDED          YEAR ENDED       OPERATIONS) THROUGH
                                    (UNAUDITED)   DECEMBER 31, 2002  DECEMBER 31, 2001  DECEMBER 31, 2000(a)   DECEMBER 31, 1999
                                   -------------  -----------------  -----------------  --------------------  --------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period $        9.20  $            9.95  $           10.33  $              10.24  $              10.00
   Income (loss) from investment
     operations:
     Net investment income                  0.13               0.15               0.11                  0.13                  0.04
     Net realized and unrealized
       gain (loss) on investments           1.06              (0.90)             (0.49)                (0.04)                 0.20
                                   -------------  -----------------  -----------------  --------------------  --------------------
     Total from investment
       operations                           1.19              (0.75)             (0.38)                 0.09                  0.24
                                   -------------  -----------------  -----------------  --------------------  --------------------
   Unit value, end of period       $       10.39  $            9.20  $            9.95  $              10.33  $              10.24
                                   =============  =================  =================  ====================  ====================

TOTAL RETURN                               12.93%             (7.50%)            (3.75%)                0.97%                 2.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)                       $       3,812  $           3,627  $           3,980  $              4,390  $              6,800
Units outstanding                        366,901            394,155            400,132               424,796               664,381
Ratio of investment income to
  average net assets                        4.25%              3.65%              3.11%                 3.15%                 2.58%
Ratio of net investment income to
  average net assets                        2.05%              1.45%              0.92%                 0.95%                 0.38%
Ratio of net investment income to
  average net assets before
  voluntary expense reimbursement           1.27%              0.76%              0.16%                 0.32%                 0.18%
Ratio of expenses to average net
  assets                                    2.20%              2.20%              2.20%                 2.20%                 2.20%
Ratio of expenses to average net
  assets before voluntary expense
  reimbursement                             2.98%              2.89%              2.96%                 2.83%                 2.40%
Portfolio turnover rate                       47%                24%                19%                   37%                   22%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                             Schedule of Investments

                                  June 30, 2003
                                   (Unaudited)

                                                                             NUMBER           MARKET
                                                                            OF SHARES         VALUE
                                                                         --------------   --------------
COMMON STOCKS (99.7%)
AIRCRAFT PARTS & EQUIPMENT (10.5%)
     Honeywell International, Inc.                                               14,830   $      398,186

BASIC MATERIALS (8.9%)
     du Pont (E.I.) de Nemours and Company                                        8,161          339,824

COMMUNICATION SERVICES (20.3%)
     AT&T Corporation                                                            19,266          370,870
     SBC Communications, Inc.                                                    15,827          404,380
                                                                                          --------------
                                                                                                 775,250

CONSUMER CYCLICAL (16.7%)
     Eastman Kodak Company                                                       10,606          290,074
     General Motors Corporation                                                   9,644          347,186
                                                                                          --------------
                                                                                                 637,260

CONSUMER STAPLE (11.9%)
     Altria Group, Inc.                                                           9,937          451,537

ELECTRICAL & ELECTRONIC MACHINERY (9.2%)
     General Electric Company                                                    12,251          351,359

FINANCIAL (11.6%)
     J.P. Morgan Chase & Company, Inc.                                           12,922          441,674

PRIMARY METAL INDUSTRIES (10.6%)
     Alcoa, Inc.                                                                 15,847          404,099
                                                                                          --------------

TOTAL COMMON STOCKS (Cost $4,014,432)                                                          3,799,189
                                                                                          --------------
TOTAL INVESTMENTS (99.7%)                                                                      3,799,189
OTHER ASSETS, LESS LIABILITIES (0.3%)                                                             13,097
                                                                                          --------------
NET ASSETS (100.0%)                                                                       $    3,812,286
                                                                                          ==============

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended June 30, 2003 aggregated $1,652,569 and $1,865,238, respectively. At June 30, 2003, net unrealized depreciation for tax purposes aggregated $215,243 of which $430,141 related to appreciated investments and $645,384 related to depreciated investments. The aggregate cost of investments was the same for financial statement and federal income tax purposes.

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statement of Assets and Liabilities

                                                                                    JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                   ---------------
ASSETS
   Investments in securities, at value
     (cost $4,076,090) - See accompanying schedule                                 $     3,521,128
   Cash                                                                                    235,632
   Dividends receivable                                                                     19,022
   Due from investment advisor                                                               8,552
   Receivable for investment securities sold                                             1,108,535
                                                                                   ---------------
TOTAL ASSETS                                                                             4,892,869

LIABILITIES
   Accrued expenses                                                                         16,008
   Payable for fund shares repurchased                                                         177
   Payable for investment securities purchased                                           1,343,272
                                                                                   ---------------
TOTAL LIABILITIES                                                                        1,359,457
                                                                                   ---------------

NET ASSETS                                                                         $     3,533,412
                                                                                   ===============

UNIT VALUE, offering and redemption price per unit                                 $          9.89
                                                                                   ===============

Units outstanding                                                                          357,321
                                                                                   ===============

                             Statement of Operations

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                    JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                   ---------------
INVESTMENT INCOME
   Dividends                                                                       $        65,250

EXPENSES
   Mortality and expense risk and administrative charges                                    20,945
   Investment advisory and management fees                                                   7,757
   Custody and accounting expenses                                                          10,681
   Professional fees                                                                         5,680
   Directors' fees and expenses                                                              1,537
   Printing and filing fees                                                                  1,488
   Errors and omissions insurance                                                               92
   Other expenses                                                                              123
                                                                                   ---------------
     Total expenses before reimbursement                                                    48,303
     Less: expense reimbursement                                                           (14,170)
                                                                                   ---------------
     Net expenses                                                                           34,133
                                                                                   ---------------
Net investment income                                                                       31,117

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                        (25,388)
   Net unrealized appreciation during
     the period on investments                                                             211,714
                                                                                   ---------------
Net realized and unrealized gain                                                           186,326
                                                                                   ---------------

Net increase in net assets resulting from operations                               $       217,443
                                                                                   ===============

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statements of Changes in Net Assets

                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2003        YEAR ENDED
                                                                           (UNAUDITED)      DECEMBER 31, 2002
                                                                         ---------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                 $        31,117    $          50,515
   Net realized gain (loss) on investments                                       (25,388)              56,652
   Net unrealized appreciation (depreciation) during
     the period on investments                                                   211,714             (491,140)
                                                                         ---------------    -----------------
   Net increase (decrease) in net assets
     resulting from operations                                                   217,443             (383,973)

Contract related transactions:
   Contributions from contract holders
     (23,804 and 54,708 units, respectively)                                     235,471              548,875
   Cost of units redeemed
     (16,875 and 58,732 units, respectively)                                    (150,760)            (565,306)
                                                                         ---------------    -----------------
   Net increase (decrease) in net assets
     resulting from unit transactions                                             84,711              (16,431)
                                                                         ---------------    -----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                          302,154             (400,404)

NET ASSETS
Beginning of period                                                            3,231,258            3,631,662
                                                                         ---------------    -----------------

End of period                                                            $     3,533,412    $       3,231,258
                                                                         ===============    =================

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                              Financial Highlights

                                                                    SIX MONTHS
                                                                       ENDED
                                                                   JUNE 30, 2003           YEAR ENDED              YEAR ENDED
                                                                    (UNAUDITED)        DECEMBER 31, 2002       DECEMBER 31, 2001
                                                               --------------------   --------------------   --------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                             $               9.22   $              10.25   $              10.70
   Income (loss) from investment operations:
     Net investment income                                                     0.08                   0.15                   0.10
     Net realized and unrealized gain
        (loss) on investments                                                  0.59                  (1.18)                 (0.55)
                                                               --------------------   --------------------   --------------------
     Total from investment operations                                          0.67                  (1.03)                 (0.45)
                                                               --------------------   --------------------   --------------------
   Unit value, end of period                                   $               9.89   $               9.22   $              10.25
                                                               ====================   ====================   ====================

TOTAL RETURN                                                                   7.23%                (10.00%)                (4.21%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $              3,533   $              3,231   $              3,632
Units outstanding                                                           357,321                350,392                354,416
Ratio of investment income to average net assets                               4.21%                  3.63%                  3.06%
Ratio of net investment income to average net assets                           2.00%                  1.43%                  0.86%
Ratio of net investment income (loss) to average net
   assets before voluntary expense reimbursement                               1.09%                  0.63%                  0.01%
Ratio of expenses to average net assets                                        2.20%                  2.20%                  2.20%
Ratio of expenses to average net assets
   before voluntary expense reimbursement                                      3.11%                  3.00%                  3.05%
Portfolio turnover rate                                                          41%                    29%                    26%

                                                                                                                JUNE 30, 1998
                                                                                                                (COMMENCEMENT
                                                                                                                OF OPERATIONS)
                                                                    YEAR ENDED             YEAR ENDED              THROUGH
                                                               DECEMBER 31, 2000(a)    DECEMBER 31, 1999      DECEMBER 31, 1998
                                                               --------------------   --------------------   --------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                             $              10.14   $              10.43   $              10.00
   Income (loss) from investment operations:
     Net investment income                                                     0.14                   0.02                   0.03
     Net realized and unrealized gain
        (loss) on investments                                                  0.42                  (0.31)                  0.40
                                                               --------------------   --------------------   --------------------
     Total from investment operations                                          0.56                  (0.29)                  0.43
                                                               --------------------   --------------------   --------------------
   Unit value, end of period                                   $              10.70   $              10.14   $              10.43
                                                               ====================   ====================   ====================

TOTAL RETURN                                                                   5.50%                 (2.78%)                 4.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $              4,025   $              6,431   $              2,043
Units outstanding                                                           376,205                634,209                195,841
Ratio of investment income to average net assets                               3.14%                  2.62%                  2.69%
Ratio of net investment income to average net assets                           0.94%                  0.54%                  0.50%
Ratio of net investment income (loss) to average net
   assets before voluntary expense reimbursement                               0.19%                 (0.08%)                (1.50%)
Ratio of expenses to average net assets                                        2.20%                  2.20%                  2.20%
Ratio of expenses to average net assets
   before voluntary expense reimbursement                                      2.95%                  2.82%                  4.20%
Portfolio turnover rate                                                          35%                    43%                     1%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                             Schedule of Investments

                                  June 30, 2003
                                   (Unaudited)

                                                                             NUMBER           MARKET
                                                                            OF SHARES         VALUE
                                                                         --------------   --------------
COMMON STOCKS (99.7%)
AIRCRAFT PARTS & EQUIPMENT (10.0%)
     Honeywell International, Inc.                                               13,163   $      354,010

BASIC MATERIALS (19.7%)
     du Pont (E.I.) de Nemours and Company                                        8,399          349,734
     International Paper Company                                                  9,727          347,533
                                                                                          --------------
                                                                                                 697,267

COMMUNICATION SERVICES (20.1%)
     AT&T Corporataion                                                           18,137          356,724
     SBC Communications, Inc.                                                    13,809          352,820
                                                                                          --------------
                                                                                                 709,544

CONSUMER CYCLICAL (19.8%)
     Eastman Kodak Company                                                       12,766          349,150
     General Motors Corporation                                                   9,729          350,244
                                                                                          --------------
                                                                                                 699,394

CONSUMER STAPLE (10.0%)
     Altria Group, Inc.                                                           7,790          353,978

ENERGY (10.0%)
     Exxon Mobil Corporation                                                      9,659          352,727

FINANCIAL (10.1%)
     J.P. Morgan Chase & Company, Inc.                                           10,363          354,208
                                                                                          --------------

TOTAL COMMON STOCKS (Cost $4,076,090)                                                          3,521,128
                                                                                          --------------
TOTAL INVESTMENTS (99.7%)                                                                      3,521,128
OTHER ASSETS, LESS LIABILITIES (0.3%)                                                             12,284
                                                                                          --------------
NET ASSETS (100.0%)                                                                       $    3,533,412
                                                                                          ==============

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended June 30, 2003 aggregated $1,358,786 and $1,249,233, respectively. At June 30, 2003, net unrealized depreciation for tax purposes aggregated $554,962 of which $121,014 related to appreciated investments and $675,976 related to depreciated investments. The aggregate cost of investments was the same for financial statement and federal income tax purposes.

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statement of Assets and Liabilities

                                                                                    JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                   ---------------
ASSETS
   Investments in securities, at value
     (cost $4,749,114) - See accompanying schedule                                 $     4,766,462
   Cash                                                                                        253
   Dividends receivable                                                                     21,764
   Due from investment advisor                                                               3,222
                                                                                   ---------------
TOTAL ASSETS                                                                             4,791,701

LIABILITIES
   Accrued expenses                                                                         17,038
   Payable for fund shares repurchased                                                       6,835
                                                                                   ---------------
TOTAL LIABILITIES                                                                           23,873
                                                                                   ---------------

NET ASSETS                                                                         $     4,767,828
                                                                                   ===============

UNIT VALUE, offering and redemption price per unit                                 $         10.83
                                                                                   ===============

Units outstanding                                                                          440,166
                                                                                   ===============

                             Statement of Operations

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                    JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                   ---------------
INVESTMENT INCOME
   Dividends                                                                       $        93,891

EXPENSES
   Mortality and expense risk and administrative charges                                    29,640
   Investment advisory and management fees                                                  10,977
   Custody and accounting expenses                                                          10,681
   Professional fees                                                                         5,680
   Directors' fees and expenses                                                              1,537
   Printing and filing fees                                                                  1,488
   Errors and omissions insurance                                                               92
   Other expenses                                                                              123
                                                                                   ---------------
     Total expenses before reimbursement                                                    60,218
     Less: expense reimbursement                                                           (11,916)
                                                                                   ---------------
     Net expenses                                                                           48,302
                                                                                   ---------------
Net investment income                                                                       45,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                        (18,785)
   Net unrealized appreciation
     during the period on investments                                                      361,553
                                                                                   ---------------
Net realized and unrealized gain                                                           342,768
                                                                                   ---------------

Net increase in net assets resulting from operations                               $       388,357
                                                                                   ===============

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statements of Changes in Net Assets

                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2003            YEAR ENDED
                                                                           (UNAUDITED)          DECEMBER 31, 2002
                                                                      --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                               $             45,589    $             70,040
  Net realized loss on investments                                                 (18,785)                (51,136)
  Net unrealized appreciation (depreciation) during
    the period on investments                                                      361,553                (284,880)
                                                                      --------------------    --------------------
  Net increase (decrease) in net assets resulting
    from operations                                                                388,357                (265,976)

Contract related transactions:
  Contributions from contract holders
    (361 and 14,877 units, respectively)                                             3,566                 128,546
  Cost of units redeemed (21,174 and
    74,239 units, respectively)                                                   (211,759)               (761,389)
                                                                      --------------------    --------------------
  Net decrease in net assets resulting
    from unit transactions                                                        (208,193)               (632,843)
                                                                      --------------------    --------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                            180,164                (898,819)

NET ASSETS
Beginning of period                                                              4,587,664               5,486,483
                                                                      --------------------    --------------------

End of period                                                         $          4,767,828    $          4,587,664
                                                                      ====================    ====================

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                              Financial Highlights

                                                                    SIX MONTHS
                                                                       ENDED
                                                                   JUNE 30, 2003           YEAR ENDED              YEAR ENDED
                                                                    (UNAUDITED)        DECEMBER 31, 2002       DECEMBER 31, 2001
                                                               --------------------   --------------------   --------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                             $               9.95   $              10.54   $              10.53
   Income (loss) from investment operations:
      Net investment income                                                    0.13                   0.21                   0.17
      Net realized and unrealized gain
          (loss) on investments                                                0.75                  (0.80)                 (0.16)
                                                               --------------------   --------------------   --------------------
      Total from investment operations                                         0.88                  (0.59)                  0.01
                                                               --------------------   --------------------   --------------------
   Unit value, end of period                                   $              10.83   $               9.95   $              10.54
                                                               ====================   ====================   ====================

TOTAL RETURN                                                                   8.84%                 (5.61%)                 0.09%

RATIOS AND SUPPLEMENTAL DATA                                   $              4,768   $              4,588   $              5,486
Net assets, end of period (in thousands)
Units outstanding                                                           440,166                460,979                520,341
Ratio of investment income to average net assets                               4.28%                  3.59%                  3.09%
Ratio of net investment income to average net assets                           2.07%                  1.39%                  0.89%
Ratio of net investment income to average net assets
  before voluntary expense reimbursement                                       1.53%                  0.92%                  0.03%
Ratio of expenses to average net assets                                        2.20%                  2.20%                  2.20%
Ratio of expenses to average net assets before
   voluntary expense reimbursement                                             2.74%                  2.67%                  3.06%
Portfolio turnover rate                                                           -(b)                  30%                    26%

                                                                                                              SEPTEMBER 30, 1998
                                                                                                               (COMMENCEMENT OF
                                                                    YEAR ENDED             YEAR ENDED         OPERATIONS) THROUGH
                                                               DECEMBER 31, 2000(a)    DECEMBER 31, 1999       DECEMBER 31, 1998
                                                               --------------------   --------------------   --------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                             $              10.11   $              10.26   $              10.00
   Income (loss) from investment operations:
      Net investment income                                                    0.18                   0.05                   0.02
      Net realized and unrealized gain
          (loss) on investments                                                0.24                  (0.20)                  0.24
                                                               --------------------   --------------------   --------------------
      Total from investment operations                                         0.42                  (0.15)                  0.26
                                                               --------------------   --------------------   --------------------
   Unit value, end of period                                   $              10.53   $              10.11   $              10.26
                                                               ====================   ====================   ====================

TOTAL RETURN                                                                   4.15%                 (1.42%)                 2.60%

RATIOS AND SUPPLEMENTAL DATA                                   $              6,874   $             11,247   $             11,012
Net assets, end of period (in thousands)
Units outstanding                                                           652,512              1,111,983              1,072,954
Ratio of investment income to average net assets                               3.32%                  2.77%                  2.80%
Ratio of net investment income to average net assets                           1.12%                  0.57%                  0.57%
Ratio of net investment income to average net assets
  before voluntary expense reimbursement                                       0.52%                  0.29%                  0.28%
Ratio of expenses to average net assets                                        2.20%                  2.20%                  2.20%
Ratio of expenses to average net assets before
   voluntary expense reimbursement                                             2.80%                  2.48%                  2.49%
Portfolio turnover rate                                                          28%                    50%                     1%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.
(b) Less than 1%.

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                             Schedule of Investments

                                  June 30, 2003
                                   (Unaudited)

                                                   NUMBER OF       MARKET
                                                    SHARES         VALUE
                                                  -----------   -----------
COMMON STOCKS (100.0%)
AIRCRAFT PARTS & EQUIPMENT (9.7%)
     Honeywell International, Inc.                     17,249   $   463,136

BASIC MATERIALS (9.1%)
     du Pont (E.I.) de Nemours and Company             10,420       433,889

CAPITAL GOODS (11.6%)
     Caterpillar, Inc.                                  9,903       551,201

COMMUNICATION SERVICES (9.9%)
     SBC Communications, Inc.                          18,431       470,912

CONSUMER CYCLICAL (15.4%)
     Eastman Kodak Company                             13,529       370,018
     General Motors Corporation                        10,135       364,847
                                                                -----------
                                                                    734,865

CONSUMER STAPLE (9.7%)
     Altria Group, Inc.                                10,216       464,215

FINANCIAL (13.8%)
     J.P. Morgan Chase & Company, Inc.                 19,291       659,366

PHARMACEUTICAL PREPARATIONS (10.3%)
     Merck & Co., Inc.                                  8,100       490,455

PRIMARY METAL INDUSTRIES (10.5%)
     Alcoa, Inc.                                       19,546       498,423
                                                                -----------

TOTAL COMMON STOCKS (Cost $4,749,114)                             4,766,462
                                                                -----------
TOTAL INVESTMENTS (100.0%)                                        4,766,462
OTHER ASSETS, LESS LIABILITIES (0.0%)                                 1,366
                                                                -----------
NET ASSETS (100.0%)                                             $ 4,767,828
                                                                ===========

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended June 30, 2003 aggregated $19,345 and $177,560, respectively. At June 30, 2003, net unrealized appreciation for tax purposes aggregated $17,348 of which $692,907 related to appreciated investments and $675,559 related to depreciated investments. The aggregate cost of investments was the same for financial statement and federal income tax purposes.

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statement of Assets and Liabilities

                                                         JUNE 30, 2003
                                                          (UNAUDITED)
                                                     --------------------
ASSETS
   Investments in securities, at value
     (cost $5,169,626) - See accompanying schedule   $          4,646,820
   Dividends receivable                                            25,078
   Due from investment advisor                                      6,665
   Receivable for investment securities sold                        2,532
                                                     --------------------
TOTAL ASSETS                                                    4,681,095

LIABILITIES
   Accrued expenses                                                14,418
   Cash overdraft                                                   2,387
   Payable for fund shares repurchased                                106
                                                     --------------------
TOTAL LIABILITIES                                                  16,911
                                                     --------------------

NET ASSETS                                           $          4,664,184
                                                     ====================

UNIT VALUE, offering and redemption price per unit   $               9.33
                                                     ====================

Units outstanding                                                 500,079
                                                     ====================

                             Statement of Operations

                                                         SIX MONTHS
                                                            ENDED
                                                        JUNE 30, 2003
                                                         (UNAUDITED)
                                                     --------------------
INVESTMENT INCOME
   Dividends                                         $             96,222

EXPENSES
   Mortality and expense risk and administrative
     charges                                                       29,346
   Investment advisory and management fees                         10,868
   Custody and accounting expenses                                 10,681
   Professional fees                                                5,680
   Directors' fees and expenses                                     1,537
   Printing and filing fees                                         1,488
   Errors and omissions insurance                                      92
   Other expenses                                                     123
                                                     --------------------
     Total expenses before reimbursement                           59,815
     Less: expense reimbursement                                  (11,992)
                                                     --------------------
     Net expenses                                                  47,823
                                                     --------------------
Net investment income                                              48,399

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                               (23,666)
   Net unrealized appreciation during the period
     on investments                                               230,602
                                                     --------------------
Net realized and unrealized gain                                  206,936
                                                     --------------------

Net increase in net assets resulting from
  operations                                         $            255,335
                                                     ====================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statements of Changes in Net Assets

                                                      SIX MONTHS
                                                         ENDED
                                                     JUNE 30, 2003             YEAR ENDED
                                                      (UNAUDITED)          DECEMBER 31, 2002
                                                  --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                          $             48,399    $             75,104
   Net realized loss on investments                            (23,666)               (496,819)
   Net unrealized appreciation (depreciation)
     during the period on investments                          230,602                (143,768)
                                                  --------------------    --------------------
   Net increase (decrease) in net assets
     resulting from operations                                 255,335                (565,483)

Contract related transactions:
   Contributions from contract holders
     (657 and 5,432 units, respectively)                         6,009                  48,125
   Cost of units redeemed
     (27,707 and 42,418 units, respectively)                  (230,155)               (401,052)
                                                  --------------------    --------------------
   Net decrease in net assets resulting
     from unit transactions                                   (224,146)               (352,927)
                                                  --------------------    --------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         31,189                (918,410)

NET ASSETS
Beginning of period                                          4,632,995               5,551,405
                                                  --------------------    --------------------

End of period                                     $          4,664,184    $          4,632,995
                                                  ====================    ====================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                              Financial Highlights

                                                                    SIX MONTHS
                                                                       ENDED
                                                                   JUNE 30, 2003           YEAR ENDED              YEAR ENDED
                                                                    (UNAUDITED)        DECEMBER 31, 2002       DECEMBER 31, 2001
                                                               --------------------   --------------------   --------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                             $               8.79   $               9.84   $              10.52
   Income (loss) from investment operations:
     Net investment income                                                     0.12                   0.17                   0.11
     Net realized and unrealized gain
        (loss) on investments                                                  0.42                  (1.22)                 (0.79)
                                                               --------------------   --------------------   --------------------
     Total from investment operations                                          0.54                  (1.05)                 (0.68)
                                                               --------------------   --------------------   --------------------
   Unit value, end of period                                   $               9.33   $               8.79   $               9.84
                                                               ====================   ====================   ====================

TOTAL RETURN                                                                   6.12%                (10.69%)                (6.45%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $              4,664   $              4,633   $              5,551
Units outstanding                                                           500,079                527,129                564,115
Ratio of investment income to average net assets                               4.43%                  3.67%                  3.15%
Ratio of net investment income (loss) to average net assets                    2.23%                  1.47%                  0.95%
Ratio of net investment income (loss) to average net assets
   before voluntary expense reimbursement                                      1.68%                  1.03%                  0.61%
Ratio of expenses to average net assets                                        2.20%                  2.20%                  2.20%
Ratio of expenses to average net assets
   before voluntary expense reimbursement                                      2.75%                  2.64%                  2.54%
Portfolio turnover rate                                                           1%                    33%                    17%

                                                                                                               FOR THE ONE DAY
                                                                                                                 PERIOD ENDED
                                                                                                              DECEMBER 31, 1998
                                                                    YEAR ENDED             YEAR ENDED           (COMMENCEMENT
                                                               DECEMBER 31, 2000(a)    DECEMBER 31, 1999        OF OPERATIONS)
                                                               --------------------   --------------------   --------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                             $              10.15   $               9.82   $              10.00
   Income (loss) from investment operations:
     Net investment income                                                     0.18                   0.05                      -(b)
     Net realized and unrealized gain
        (loss) on investments                                                  0.19                   0.28                  (0.18)
                                                               --------------------   --------------------   --------------------
     Total from investment operations                                          0.37                   0.33                  (0.18)
                                                               --------------------   --------------------   --------------------
   Unit value, end of period                                   $              10.52   $              10.15   $               9.82
                                                               ====================   ====================   ====================

TOTAL RETURN                                                                   3.62%                  3.38%                 (1.80%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $              6,155   $             13,113   $             14,520
Units outstanding                                                           585,170              1,291,739              1,478,641
Ratio of investment income to average net assets                               3.11%                  2.63%                     -
Ratio of net investment income (loss) to average net assets                    0.91%                  0.51%                 (2.12%)
Ratio of net investment income (loss) to average net assets
   before voluntary expense reimbursement                                      0.71%                  0.51%                 (2.12%)
Ratio of expenses to average net assets                                        2.20%                  2.12%                  2.12%
Ratio of expenses to average net assets
   before voluntary expense reimbursement                                      2.40%                  2.12%                  2.12%
Portfolio turnover rate                                                           9%                    36%                     0%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.
(b) Less than $0.01.

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                             Schedule of Investments

                                  June 30, 2003
                                   (Unaudited)

                                                   NUMBER OF      MARKET
                                                    SHARES        VALUE
                                                  -----------   -----------
COMMON STOCKS (99.6%)
AIRCRAFT PARTS & EQUIPMENT (11.0%)
     Honeywell International, Inc.                     19,162   $   514,500

BASIC MATERIALS (9.5%)
     du Pont (E.I.) de Nemours and Company             10,658       443,799

CAPITAL GOODS (11.3%)
     Caterpillar, Inc.                                  9,498       528,659

COMMUNICATION SERVICES (16.3%)
     AT&T Corporation                                  17,451       335,932
     SBC Communications, Inc.                          16,590       423,874
                                                                -----------
                                                                    759,806

CONSUMER CYCLICAL (17.1%)
     Eastman Kodak Company                             12,692       347,126
     General Motors Corporation                        12,446       448,072
                                                                -----------
                                                                    795,198

CONSUMER STAPLE (10.7%)
     Altria Group, Inc.                                11,008       500,203

ELECTRICAL & ELECTRONIC MACHINERY (10.8%)
     General Electric Company                          17,570       503,907

FINANCIAL (12.9%)
     J.P. Morgan Chase & Company, Inc.                 17,576       600,748
                                                                -----------

TOTAL COMMON STOCKS (Cost $5,169,626)                             4,646,820
                                                                -----------
TOTAL INVESTMENTS (99.6%)                                         4,646,820
OTHER ASSETS, LESS LIABILITIES (0.4%)                                17,364
                                                                -----------
NET ASSETS (100.0%)                                             $ 4,664,184
                                                                ===========

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended June 30, 2003 aggregated $39,325 and $209,850, respectively. At June 30, 2003, net unrealized depreciation for tax purposes aggregated $522,806 of which $542,465 related to appreciated investments and $1,065,271 related to depreciated investments. The aggregate cost of investments was the same for financial statement and federal income tax purposes.

SEE ACCOMPANYING NOTES.

            Separate Account Ten of Integrity Life Insurance Company

                          Notes to Financial Statements

                                  June 30, 2003

                                   (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was established as of February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are currently limited to PINNACLE contract holders and SYNDICATED SELECT TEN PLUS contract holders. PINNACLE and SYNDICATED SELECT TEN PLUS are flexible premium variable annuity products issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division - March, Select Ten Plus Division - June, Select Ten Plus Division - September, and Select Ten Plus Division - December (the "Division(s)"). Each Division is a non-diversified investment company that invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last day of the month for which the Division is named. For example, the Select Ten Plus Division - March invests only on the last business day of March each year. The assets of the Separate Account are owned by Integrity.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Touchstone Advisors, Inc. ("Touchstone Advisors"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. INVESCO-National Asset Management ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to a Sub-Advisory Agreement.

The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Integrity, Touchstone Advisors and Touchstone Securities.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States as set forth for separate accounts in the revised audit and accounting guide issued by the American Institute of Certified Public Accountants, AUDITS OF INVESTMENT COMPANIES.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Divisions at an annual rate of 1.20% and 0.15% of average daily net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract).

3.  INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors serves as investment adviser for the Divisions and National Asset serves as the sub-adviser for the Divisions. For providing investment management services to the divisions, Touchstone Advisors receives a monthly fee based on an annual rate of 0.50% of each Division's average daily net assets. Touchstone Advisors, not the Separate Account, pays sub-advisory fees to National Asset based on the average daily net assets of the Divisions. Fees under the sub-advisory agreement are paid at an annual rate of 0.10% of average daily net assets up to $100 million and 0.05% of average daily net assets in excess of $100 million. Touchstone Advisors has guaranteed it or an affiliate will pay National Asset a minimum annual subadvisory fee of $50,000.

Touchstone Advisors has voluntarily agreed to reimburse each Division for operating expenses (excluding investment advisory and management fees and mortality and expense risk and administrative charges) above an annual rate of 0.35% of the Divisions' average net assets.

Certain officers and directors of the Separate Account are also officers of Touchstone Securities, Touchstone Advisors, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.